NOTE RECEIVABLE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jan. 29, 2021
NOTE RECEIVABLE
Interest income	$ 434,406	$ 315,070	$ 88,948
Outstanding interest balance	262,192	0
Notes Receivable
NOTE RECEIVABLE
Principal amount	$ 7,500,000	7,500,000		$ 7,500,000
Fixed interest rate	2.00%
Interest income	$ 262,192	113,014
Outstanding interest balance	262,192	$ 113,014
Outstanding principal	7,500,000
Interest	$ 262,192